UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-00242

Natixis Funds Trust II

(Exact name of registrant as specified in charter)

399 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Coleen Downs Dinneen, Esq.

NGAM Distribution, L.P.

399 Boylston Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 449-2810

Date of fiscal year end: November 30

Date of reporting period: August 31, 2014

ITEM 1	SCHEDULE OF INVESTMENTS

PORTFOLIO OF INVESTMENTS – as of August 31, 2014 (Unaudited)

Loomis Sayles Dividend Income Fund*

Shares	Description	Value (†)
Common Stocks – 82.7% of Net Assets

	Aerospace & Defense – 1.0%
1,486	Northrop Grumman Corp.	$189,049

	Automobiles – 1.6%
9,179	General Motors Co.	319,429

	Banks – 6.9%
10,517	Fifth Third Bancorp	214,599
8,599	JPMorgan Chase & Co.	511,211
3,496	PNC Financial Services Group, Inc. (The)	296,286
6,206	Wells Fargo & Co.	319,237

		1,341,333

	Beverages – 1.9%
3,944	PepsiCo, Inc.	364,781

	Capital Markets – 1.3%
8,357	Federated Investors, Inc., Class B	256,476

	Chemicals – 3.3%
4,379	E.I. du Pont de Nemours & Co.	289,496
11,873	Tronox Ltd., Class A	360,464

		649,960

	Communications Equipment – 2.6%
11,478	Cisco Systems, Inc.	286,835
3,721	Motorola Solutions, Inc.(b)	221,028

		507,863

	Diversified Consumer Services – 1.6%
9,118	H&R Block, Inc.	305,726

	Diversified Telecommunication Services – 2.0%
7,627	Verizon Communications, Inc.	379,977

	Electric Utilities – 2.8%
7,759	Northeast Utilities	356,061
5,569	Portland General Electric Co.	191,963

		548,024

	Electrical Equipment – 2.0%
5,689	Eaton Corp. PLC	397,149

	Energy Equipment & Services – 2.9%
3,186	National Oilwell Varco, Inc.	275,366
10,464	Transocean Partners LLC(c)	298,329

		573,695

	Hotels, Restaurants & Leisure – 1.2%
10,973	SeaWorld Entertainment, Inc.	228,129

	Industrial Conglomerates – 1.4%
10,752	General Electric Co.	279,337

Shares	Description	Value (†)
Common Stocks – continued

	Insurance – 3.7%
11,886	FNF Group(c)	$336,493
7,040	MetLife, Inc.	385,369

		721,862

	Media – 5.0%
9,902	CBS Outdoor Americas, Inc.	340,332
4,581	Omnicom Group, Inc.	329,878
2,049	Time Warner Cable, Inc.	303,108

		973,318

	Multiline Retail – 1.1%
3,696	Kohl’s Corp.	217,288

	Oil, Gas & Consumable Fuels – 8.6%
2,973	Chevron Corp.(b)	384,855
2,799	HollyFrontier Corp.	140,034
8,143	PBF Energy, Inc., Class A	231,343
7,290	Regency Energy Partners LP(c)	240,424
4,035	Royal Dutch Shell PLC, ADR	342,370
7,385	Southcross Energy Partners LP(c)	163,282
5,168	Viper Energy Partners LP(c)	164,962

		1,667,270

	Pharmaceuticals – 13.9%
5,543	AbbVie, Inc.	306,417
6,575	Bristol-Myers Squibb Co.	333,024
7,269	Eli Lilly & Co.(b)	462,018
6,684	GlaxoSmithKline PLC, Sponsored ADR	328,184
6,557	Merck & Co., Inc.(d)	394,141
16,446	Pfizer, Inc.	483,348
7,119	Sanofi, ADR	389,409

		2,696,541

	REITs - Diversified – 1.1%
6,413	Weyerhaeuser Co.(d)	217,721

	REITs - Hotels – 1.7%
6,767	Ryman Hospitality Properties, Inc.	336,658

	REITs - Office Property – 1.6%
12,315	Columbia Property Trust, Inc.	316,126

	REITs - Shopping Centers – 1.6%
15,763	Washington Prime Group, Inc.	307,694

	Road & Rail – 1.7%
3,007	Norfolk Southern Corp.	321,749

	Software – 4.1%
9,684	Microsoft Corp.	439,944
14,324	Symantec Corp.	347,787

		787,731

	Technology Hardware, Storage & Peripherals – 1.7%
3,240	Apple, Inc.	332,100

Shares	Description	Value (†)
Common Stocks – continued

	Tobacco – 1.9%
4,255	Philip Morris International, Inc.	$364,143

	Transportation Infrastructure – 1.1%
3,011	Macquarie Infrastructure Co. LLC	217,183

	Wireless Telecommunication Services – 1.4%
7,890	Vodafone Group PLC, Sponsored ADR	270,943

	Total Common Stocks (Identified Cost $13,090,806)	16,089,255

Principal Amount (‡)
Bonds and Notes – 15.2%

Non-Convertible Bonds – 14.3%

	Banking – 3.8%
$ 300,000	BNP Paribas S.A., (fixed rate to 6/25/2037, variable rate thereafter), 7.195%, 144A(e)	350,250
100,000	Morgan Stanley, 8.000%, 5/09/2017, (AUD)	103,458
280,000	Royal Bank of Scotland Group PLC, 4.700%, 7/03/2018	293,849

		747,557

	Chemicals – 0.7%
150,000	Momentive Specialty Chemicals, Inc., 9.200%, 3/15/2021(f)	144,000

	Consumer Cyclical Services – 0.2%
45,000	ServiceMaster Co. (The), 7.450%, 8/15/2027	47,250

	Finance Companies – 1.4%
300,000	Navient LLC, Series A, MTN, 5.625%, 8/01/2033	263,250

	Healthcare – 1.5%
125,000	HCA, Inc., 7.500%, 12/15/2023	137,500
150,000	HCA, Inc., 7.500%, 11/06/2033	157,125

		294,625

	Home Construction – 0.4%
50,000	Pulte Group, Inc., 6.000%, 2/15/2035	47,250
30,000	Pulte Group, Inc., 6.375%, 5/15/2033	30,000

		77,250

	Media Entertainment – 0.1%
22,000	R.R. Donnelley & Sons Co., 7.250%, 5/15/2018	24,805

	Metals & Mining – 0.9%
50,000	Alcoa, Inc., 5.900%, 2/01/2027	54,777

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Metals & Mining – continued
$ 45,000	Alcoa, Inc., 6.750%, 1/15/2028	$51,726
75,000	Cliffs Natural Resources, Inc., 6.250%, 10/01/2040	65,107

		171,610

	Retailers – 0.8%
90,000	J.C. Penney Corp., Inc., 6.375%, 10/15/2036	76,950
90,000	Nine West Holdings, Inc., 6.125%, 11/15/2034	73,800

		150,750

	Supermarkets – 2.0%
400,000	New Albertson’s, Inc., 8.000%, 5/01/2031	388,000

	Transportation Services – 0.4%
75,000	APL Ltd., 8.000%, 1/15/2024(f)	69,750

	Wirelines – 2.1%
400,000	Telecom Italia Capital S.A., 6.000%, 9/30/2034	400,000

	Total Non-Convertible Bonds (Identified Cost $2,442,689)	2,778,847

Convertible Bonds – 0.9%

	Energy – 0.9%
185,000	Chesapeake Energy Corp., 2.750%, 11/15/2035 (Identified Cost $170,464)	190,550

	Total Bonds and Notes (Identified Cost $2,613,153)	2,969,397

Shares
Preferred Stocks – 1.0%

	REITs - Diversified – 1.0%
3,251	Weyerhaeuser Co., Series A, 6.375% (Identified Cost $164,114)	187,778

Principal Amount (‡)
Short-Term Investments – 0.8%
$ 158,358	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 8/29/2014 at 0.000% to be repurchased at $158,358 on 9/02/2014 collateralized by $170,000 U.S. Treasury Note, 1.1250% due 4/30/2020 valued at $164,334 including accrued interest(g) (Identified Cost $158,358)	158,358

	Description	Value (†)
	Total Investments – 99.7% (Identified Cost $16,026,431)(a)	$19,404,788
	Other assets less liabilities – 0.3%	49,677

	Net Assets – 100.0%	$19,454,465

Shares
Written Options – (0.0%)

	Options on Securities – (0.0%)
3,000	Coach, Inc., Put expiring September 20, 2014 at 34.00	$(300)
3,000	SeaWorld Entertainment, Inc., Put expiring September 20, 2014 at 17.50	(75)

	Total Written Options (Premiums Received $3,245)	$(375)

(*)	Formerly Loomis Sayles Capital Income Fund.
(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(†)	Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Equity securities (including closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange or market where traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) and unlisted equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service using market information, transactions for comparable securities and various relationships between securities, if available, or bid prices obtained from broker-dealers.

Broker-dealer bid prices may be used to value debt and equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Domestic exchange-traded single equity option contracts are valued at the mean of the National Best Bid and Offer quotations. Short-term obligations (purchased with an original or remaining maturity of sixty days or less) are valued at amortized cost (which approximates market value).

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information (Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):

At August 31, 2014, the net unrealized appreciation on investments based on a cost of $16,026,434 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$3,529,032
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(150,678)

Net unrealized appreciation	$3,378,354

(b)	A portion of this security has been pledged as collateral for outstanding options.
(c)	Non-income producing security.
(d)	All of this security has been designated to cover the Fund’s obligations under open outstanding options.
(e)	Perpetual bond with no specified maturity date.
(f)	Illiquid security. At August 31, 2014, the value of these securities amounted to $213,750 or 1.1% of net assets.
(g)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of August 31, 2014, the Fund had investments in repurchase agreements for which the value of the related collateral exceeded the value of the repurchase agreement.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2014, the value of Rule 144A holdings amounted to $350,250 or 1.8% of net assets.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

MTN	Medium Term Note

REITs	Real Estate Investment Trusts

AUD	Australian Dollar

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•	Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•	Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of August 31, 2014, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$16,089,255	$—	$—	$16,089,255
Bonds and Notes*	—	2,969,397	—	2,969,397
Preferred Stocks*	187,778	—	—	187,778
Short-Term Investments	—	158,358	—	158,358

Total	$16,277,033	$3,127,755	$—	$19,404,788

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Written Options	$(375)	$—	$—	$(375)

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Derivatives

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of another security or financial instrument. Derivative instruments that the Fund used during the period include option contracts.

The Fund is subject to the risk of unpredictable declines in the value of individual equity securities and periods of below average performance in individual securities or in the equity market as a whole. The Fund may use purchased put options and written call options to hedge against a decline in value of an equity security that it owns and may use written put options to offset the cost of options used for hedging purposes. The Fund may also use purchased call options, written call options and written put options for investment purposes. During the period ended August 31, 2014, the Fund engaged in written call option transactions for hedging purposes and written put and purchased call option transactions for investment purposes.

The following is a summary of derivative instruments for the Fund, as of August 31, 2014:

Liabilities	Options Written at value
Exchange traded/cleared liability derivatives Equity contracts	$(375)

The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.

Industry Summary at August 31, 2014 (Unaudited)

Pharmaceuticals	13.9%
Oil, Gas & Consumable Fuels	8.6
Banks	6.9
Media	5.0
Software	4.1
Chemicals	4.0
Banking	3.8
Insurance	3.7
Energy Equipment & Services	2.9
Electric Utilities	2.8
Communications Equipment	2.6
REITs - Diversified	2.1
Wirelines	2.1
Electrical Equipment	2.0
Supermarkets	2.0
Diversified Telecommunication Services	2.0
Other Investments, less than 2% each	30.4
Short-Term Investments	0.8

Total Investments	99.7
Other assets less liabilities (including open written options)	0.3

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of August 31, 2014 (Unaudited)

Loomis Sayles Emerging Markets Opportunities Fund

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – 82.7% of Net Assets

Non-Convertible Bonds – 81.4%

	Argentina – 1.0%
$ 150,000	Argentina Bonar Bonds, Series X, 7.000%, 4/17/2017	$125,571
200,000	YPF S.A., 8.750%, 4/04/2024, 144A	208,000

		333,571

	Barbados – 0.6%
200,000	Columbus International, Inc., 7.375%, 3/30/2021, 144A	217,750

	Brazil – 9.7%
135,000	Banco do Brasil S.A., 6.000%, 1/22/2020, 144A	148,838
250,000	Banco Nacional de Desenvolvimento Economico e Social, 5.750%, 9/26/2023, 144A(b)	271,875
235,000	Banco Santander Brasil S.A., 4.625%, 2/13/2017(b)	248,278
250,000	Braskem Finance Ltd., 6.450%, 2/03/2024(b)	269,125
250,000	BRF S.A., 5.875%, 6/06/2022(b)	276,562
340,000	CIMPOR Financial Operations BV, 5.750%, 7/17/2024, 144A	334,900
445,000	Itau Unibanco Holding S.A., 6.200%, 12/21/2021(b)	479,087
429,069	Odebrecht Offshore Drilling Finance Ltd., 6.750%, 10/01/2022, 144A(b)	461,249
250,000	Rio Oil Finance Trust, Series 2014-1, 6.250%, 7/06/2024, 144A	266,276
465,000	Telemar Norte Leste S.A., 5.500%, 10/23/2020(b)	455,700
200,000	Tupy Overseas S.A., 6.625%, 7/17/2024, 144A	207,100

		3,418,990

	Chile – 3.3%
270,000	CFR International S.p.A., 5.125%, 12/06/2022(b)	291,460
260,000	Corpbanca, S.A., 3.125%, 1/15/2018	262,033
320,000	GeoPark Latin America Ltd. Agencia en Chile, 7.500%, 2/11/2020	347,200
240,000	VTR Finance BV, 6.875%, 1/15/2024	257,400

		1,158,093

	China – 6.6%
215,000	Baidu, Inc., 3.500%, 11/28/2022	212,341

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	China – continued
$ 270,000	Bestgain Real Estate Ltd., 2.625%, 3/13/2018(b)	$261,082
250,000	China Resources Gas Group Ltd., 4.500%, 4/05/2022, 144A(b)	262,758
230,000	China Shanshui Cement Group Ltd., 10.500%, 4/27/2017(b)	247,250
280,000	CNOOC Finance 2013 Ltd., 3.000%, 5/09/2023(b)	266,147
255,000	Country Garden Holdings Co. Ltd., 7.250%, 4/04/2021, 144A(b)	252,450
225,000	ENN Energy Holdings Ltd., 6.000%, 5/13/2021, 144A(b)	252,792
200,000	Kaisa Group Holdings Ltd., 8.875%, 3/19/2018, 144A	207,750
350,000	Tencent Holdings Ltd., 3.375%, 5/02/2019, 144A(b)	357,421

		2,319,991

	Colombia – 3.0%
250,000	Colombia Telecomunicaciones S.A. E.S.P., 5.375%, 9/27/2022(b)	256,250
230,000	Ecopetrol S.A., 5.875%, 9/18/2023(b)	263,350
235,000	Empresa de Energia de Bogota S.A. E.S.P., 6.125%, 11/10/2021(b)	254,928
260,000	Oleoducto Central S.A., 4.000%, 5/07/2021, 144A(b)	263,120

		1,037,648

	Croatia – 0.6%
200,000	Agrokor d.d., 8.875%, 2/01/2020	222,020

	Hong Kong – 1.9%
175,000	Noble Group Ltd., 6.750%, 1/29/2020	196,875
265,000	PCCW-HKT Capital No. 5 Ltd., 3.750%, 3/08/2023	260,498
200,000	Swire Pacific MTN Financing Ltd., EMTN, 4.500%, 10/09/2023	214,738

		672,111

	Hungary – 1.1%
350,000	Hungary Government International Bond, 5.375%, 3/25/2024(b)	377,125

	India – 3.8%
260,000	Bharti Airtel International Netherlands BV, 5.350%, 5/20/2024, 144A(b)	279,167
250,000	Greenko Dutch BV, 8.000%, 8/01/2019, 144A	248,438
115,000	ICICI Bank Ltd., 5.750%, 11/16/2020	127,322
440,000	NTPC Ltd., EMTN, 5.625%, 7/14/2021	480,515

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	India – continued
$ 200,000	Rolta Americas LLC, 8.875%, 7/24/2019, 144A	$207,500

		1,342,942

	Indonesia – 4.7%
4,000,000,000	Indonesia Treasury Bond, 8.375%, 3/15/2024, (IDR)	347,938
200,000	Listrindo Capital BV, 6.950%, 2/21/2019, 144A	214,500
435,000	Pertamina Persero PT, EMTN, 4.300%, 5/20/2023(b)	426,517
385,000	Perusahaan Gas Negara Persero Tbk PT, 5.125%, 5/16/2024, 144A(b)	397,513
255,000	TBG Global Pte Ltd., 4.625%, 4/03/2018, 144A(b)	257,550

		1,644,018

	Israel – 0.7%
230,000	Israel Electric Corp. Ltd., 5.625%, 6/21/2018, 144A(b)	245,447

	Jamaica – 0.7%
250,000	Digicel Ltd., 6.000%, 4/15/2021, 144A(b)	257,500

	Kenya – 1.1%
345,000	Kenya Government International Bond, 6.875%, 6/24/2024, 144A	372,600

	Korea – 2.9%
240,000	GS Caltex Corp., 3.250%, 10/01/2018, 144A(b)	247,275
230,000	Korea Gas Corp., 4.250%, 11/02/2020(b)	248,566
200,000	Lotte Shopping Co. Ltd., 3.375%, 5/09/2017	207,398
275,000	Woori Bank Co. Ltd., 5.875%, 4/13/2021(b)	315,937

		1,019,176

	Lithuania – 0.7%
210,000	Lithuania Government International Bond, 6.625%, 2/01/2022(b)	255,412

	Luxembourg – 0.7%
240,000	Altice S.A., 7.750%, 5/15/2022, 144A(b)	255,000

	Malaysia – 1.0%
200,000	Malayan Banking Bhd, EMTN, (fixed rate to 9/20/2017, variable rate thereafter), 3.250%, 9/20/2022	202,425
100,000	Petronas Capital Ltd., 7.875%, 5/22/2022, 144A	131,536

		333,961

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Mexico – 8.5%
$ 250,000	Alfa SAB de CV, 5.250%, 3/25/2024, 144A(b)	$270,000
195,000	Axtel SAB de CV, (Step to 9.000% on 1/31/2015), 8.000%, 1/31/2020, 144A(c)	200,850
225,000	BBVA Bancomer S.A., 6.750%, 9/30/2022(b)	255,600
245,000	Cemex Finance LLC, 6.000%, 4/01/2024, 144A(b)	254,800
200,000	Empresas ICA SAB de CV, 8.875%, 5/29/2024, 144A	207,500
260,000	Fermaca Enterprises S de RL de CV, 6.375%, 3/30/2038, 144A(b)	279,500
255,000	Fresnillo PLC, 5.500%, 11/13/2023, 144A(b)	272,212
245,000	Grupo Idesa S.A. de CV, 7.875%, 12/18/2020, 144A(b)	264,600
250,000	Grupo KUO SAB de CV, 6.250%, 12/04/2022(b)	262,625
235,000	Office Depot de Mexico S.A. de CV, 6.875%, 9/20/2020, 144A(b)	250,275
250,000	Tenedora Nemak S.A. de CV, 5.500%, 2/28/2023, 144A(b)	257,500
200,000	Unifin Financiera S.A.P.I. de CV SOFOM ENR, 6.250%, 7/22/2019, 144A	200,200

		2,975,662

	Morocco – 0.7%
225,000	OCP S.A., 5.625%, 4/25/2024, 144A	237,938

	Nigeria – 0.6%
210,000	FBN Finance Co. BV, (fixed rate to 7/23/2019, variable rate thereafter), 8.000%, 7/23/2021, 144A	210,000

	Panama – 0.6%
140,000	Panama Government International Bond, 8.875%, 9/30/2027	206,850

	Paraguay – 0.7%
240,000	Telefonica Celular del Paraguay, S.A., 6.750%, 12/13/2022	258,000

	Peru – 1.2%
200,000	Corporacion Financiera de Desarrollo S.A., 4.750%, 2/08/2022	210,500
185,000	Minsur S.A., 6.250%, 2/07/2024, 144A	204,610

		415,110

	Philippines – 1.4%
240,000	Philippine Government International Bond, 4.200%, 1/21/2024(b)	257,400

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Philippines – continued
$ 205,000	Power Sector Assets and Liabilities Management Corp., 7.250%, 5/27/2019(b)	$244,975

		502,375

	Poland – 1.0%
200,000	PKO Finance AB, 4.630%, 9/26/2022	208,500
100,000	Play Finance 1 S.A., 6.500%, 8/01/2019, 144A, (EUR)	139,279

		347,779

	Qatar – 0.9%
285,000	Ooredoo International Finance Ltd., 4.750%, 2/16/2021, 144A(b)	312,075

	Russia – 4.6%
420,000	Gazprom OAO Via Gaz Capital S.A., 4.950%, 2/06/2028(b)	361,284
400,000	Mobile Telesystems OJSC Via MTS International Funding Ltd., 5.000%, 5/30/2023, 144A(b)	360,000
300,000	Russian Foreign Bond-Eurobond, 5.000%, 4/29/2020, 144A(b)	307,950
280,850	Russian Foreign Bond-Eurobond, 7.500%, 3/31/2030	312,446
260,000	VimpelCom Holdings BV, 6.255%, 3/01/2017(b)	256,929

		1,598,609

	South Africa – 2.6%
185,000	Edcon Pty Ltd., 9.500%, 3/01/2018, (EUR)	227,280
200,000	Eskom Holdings SOC Ltd., 6.750%, 8/06/2023, 144A	214,146
175,000	Standard Bank PLC, GMTN, 8.125%, 12/02/2019	200,156
275,000	Transnet SOC Ltd., 4.000%, 7/26/2022	261,993

		903,575

	Sri Lanka – 0.6%
200,000	Sri Lanka Government International Bond, 5.125%, 4/11/2019, 144A	205,500

	Thailand – 0.6%
205,000	PTT Global Chemical PCL, 4.250%, 9/19/2022	210,696

	Turkey – 4.6%
195,000	Akbank TAS, 3.875%, 10/24/2017	197,808
230,000	Arcelik AS, 5.000%, 4/03/2023, 144A	220,225
240,000	Coca-Cola Icecek AS, 4.750%, 10/01/2018, 144A(b)	254,568

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Turkey – continued
$ 275,000	TC Ziraat Bankasi, 4.250%, 7/03/2019, 144A	$273,955
265,000	Turk Telekomunikasyon AS, 3.750%, 6/19/2019, 144A	264,496
370,000	Turkey Government International Bond, 5.750%, 3/22/2024(b)	410,885

		1,621,937

	Ukraine – 0.5%
200,000	Ukraine Government International Bond, 9.250%, 7/24/2017	184,500

	United Arab Emirates – 3.7%
325,000	Abu Dhabi National Energy Co., 3.625%, 1/12/2023(b)	329,875
275,000	Dolphin Energy Ltd., 5.500%, 12/15/2021, 144A(b)	314,875
290,000	DP World Ltd., EMTN, 6.850%, 7/02/2037(b)	331,325
260,000	Dubai Electricity & Water Authority, 7.375%, 10/21/2020, 144A(b)	320,450

		1,296,525

	United States – 1.4%
225,000	Central American Bottling Corp., 6.750%, 2/09/2022(b)	241,312
260,000	Kosmos Energy Ltd., 7.875%, 8/01/2021, 144A	265,200

		506,512

	Venezuela – 2.4%
395,000	Petroleos de Venezuela S.A., 5.500%, 4/12/2037	208,362
220,000	Petroleos de Venezuela S.A., 6.000%, 11/15/2026	126,720
300,000	Petroleos de Venezuela S.A., Series 2015, 5.000%, 10/28/2015(b)	279,000
240,000	Venezuela Government International Bond, 12.750%, 8/23/2022	229,200

		843,282

	Zambia – 0.7%
200,000	Zambia Government International Bond, 8.500%, 4/14/2024, 144A	232,000

	Total Non-Convertible Bonds (Identified Cost $27,563,097)	28,552,280

Convertible Bonds – 1.3%
	Argentina – 1.3%
395,000	MercadoLibre, Inc., 2.250%, 7/01/2019, 144A (Identified Cost $395,000)	444,375

Shares	Description	Value (†)
Bonds and Notes – continued
	Total Bonds and Notes (Identified Cost $27,958,097)	$28,996,655

Exchange Traded Funds – 5.7%
7,500	iShares China Large-Cap ETF	303,525
7,000	iShares MSCI Brazil Capped ETF	375,900
3,893	iShares MSCI Frontier 100 ETF	148,479
11,500	iShares MSCI Indonesia ETF	330,625
10,323	iShares MSCI South Korea Capped ETF	685,447
10,764	iShares MSCI Taiwan ETF	177,714

	Total Exchange Traded Funds (Identified Cost $1,956,373)	2,021,690

Purchased Options – 0.1%
	Options on Securities – 0.1%
25,000	iShares MSCI Brazil Capped ETF, Put expiring October 18, 2014 at 50(d) (Identified Cost $25,212)	21,500

Principal Amount (‡)	Description	Value (†)
Short-Term Investments – 9.0%
$ 3,153,061	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 8/29/2014 at 0.000% to be repurchased at $3,153,061 on 9/02/2014 collateralized by $3,330,000 U.S. Treasury Note, 1.125% due 4/30/2020 valued at $3,219,004 including accrued interest(e) (Identified Cost $3,153,061)	3,153,061

	Total Investments – 97.5% (Identified Cost $33,092,743)(a)	34,192,906
	Other assets less liabilities – 2.5%	874,264

	Net Assets – 100.0%	$35,067,170

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(†)	Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) and unlisted equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service using market information, transactions for comparable securities and various relationships between securities, if available, or bid prices obtained from broker-dealers.

Equity securities (including closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange or market where traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Broker-dealer bid prices may be used to value debt and equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Domestic exchange-traded single equity option contracts (including options on exchange-traded funds) are valued at the mean of the National Best Bid and Offer quotations.

Over-the-counter (“OTC”) options on exchange-traded funds (“ETFs”) are valued at the mid price (between the bid price and the ask price) supplied by an independent pricing service, if available. Options on ETFs not priced through an independent pricing service are valued based on quotations obtained from broker-dealers.

Forward foreign currency contracts are valued utilizing interpolated rates determined based on information provided by an independent pricing service.

Futures contracts are valued at the current settlement price on the exchange on which the adviser believes that, over time, they are traded most extensively.

Bilateral credit default swaps are valued based on mid prices (between the bid price and the ask price) supplied by an independent pricing service.

Short-term obligations (purchased with an original or remaining maturity of sixty days or less) are valued at amortized cost (which approximates market value).

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information (Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):

At August 31, 2014, the net unrealized appreciation on investments based on a cost of $33,138,567 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$1,192,278
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(137,939)

Net unrealized appreciation	$1,054,339

(b)	All of this security has been designated to cover the Fund’s obligations under open forward foreign currency contracts, futures contracts or swap agreements.
(c)	Coupon rate is a fixed rate for an initial period then resets at a specified date and rate.

(d)	The Fund may enter into option contracts. When the Fund purchases an option, it pays a premium and the option is subsequently marked to market to reflect current value. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised are added to the cost or deducted from the proceeds on the underlying instrument to determine the realized gain or loss. If the Fund enters into a closing sale transaction, the difference between the premium paid and the proceeds of the closing sale transaction is treated as a realized gain or loss. The risk associated with purchasing options is limited to the premium paid.

When the Fund writes an option, an amount equal to the net premium received (the premium less commission) is recorded as a liability and is subsequently adjusted to the current value. Net premiums received for written options which expire are treated as realized gains. Net premiums received for written options which are exercised are deducted from the cost or added to the proceeds on the underlying instrument to determine the realized gain or loss. If the Fund enters into a closing purchase transaction, the difference between the net premium received and any amount paid on effecting a closing purchase transaction, including commissions, is treated as a realized gain or, if the net premium received is less than the amount paid, as a realized loss. The Fund, as writer of a written option, bears the risk of an unfavorable change in the market value of the instrument underlying the written option.

Exchange-traded options contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Fund are reduced. Over-the-counter options are subject to the risk that the counterparty is unable or unwilling to meet its obligations under the option.

(e)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of August 31, 2014, the Fund had investments in repurchase agreements for which the value of the related collateral exceeded the value of the repurchase agreement.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2014, the value of Rule 144A holdings amounted to $14,065,384 or 40.1% of net assets.

EMTN	Euro Medium Term Note

ETF	Exchange Traded Fund

GMTN	Global Medium Term Note

OJSC	Open Joint-Stock Company

EUR	Euro

IDR	Indonesian Rupiah

Swap Agreements

The Fund may enter into credit default swaps. A credit default swap is an agreement between two parties (the “protection buyer” and “protection seller”) to exchange the credit risk of an issuer (“reference obligation”) for a specified time period. The reference obligation may be one or more debt securities or an index of such securities. The Fund may be either the protection buyer or the protection seller. As a protection buyer, the Fund has the ability to hedge the downside risk of an issuer or group of issuers. As a protection seller, the Fund has the ability to gain exposure to an issuer or group of issuers whose bonds are unavailable or in short supply in the cash bond market, as well as realize additional income in the form of fees paid by the protection buyer. The protection buyer is obligated to pay the protection seller a stream of payments (“fees”) over the term of the contract, provided that no credit event, such as a default or a downgrade in credit rating, occurs on the reference obligation. The Fund may also pay or receive upfront premiums. If a credit event occurs, the protection seller must pay the protection buyer the difference between the agreed upon notional value and market value of the reference obligation. Market value in this case is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the value. The maximum potential amount of undiscounted future payments that the Fund as the protection seller could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement.

Swap agreements are valued daily, and fluctuations in value are recorded as change in unrealized appreciation (depreciation) on swap agreements. Fees are accrued in accordance with the terms of the agreement and are recorded as fees receivable or payable. When received or paid, fees are recorded as realized gain or loss. Upfront premiums paid or received by the Fund are recorded as an asset or liability, respectively, and are amortized or accreted over the term of the agreement and recorded as realized gain or loss. Payments made or received by the Fund as a result of a credit event or termination of the agreement are recorded as realized gain or loss.

Swap agreements are privately negotiated in the over-the-counter market and may be entered into as a bilateral contract or centrally cleared (“centrally cleared swaps”). Bilateral swap agreements are traded between counterparties and, as such, are subject to the risk that a party to the agreement will not be able to meet its obligations. In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and the Fund faces the CCP through a broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Subsequent payments, known as “variation margin,” are made or received by the Fund based on the daily change in the value of the centrally cleared swap agreement. For centrally cleared swaps, the Fund’s counterparty credit risk is reduced as the CCP stands between the Fund and the counterparty. The Fund covers its net obligations under outstanding swap agreements by segregating or earmarking cash or securities.

At August 31, 2014, the Fund had the following open bilateral credit default swap agreements:

Counterparty	Reference Obligation	(Pay)/ Receive Fixed Rate	Expiration Date	Implied Credit Spread^	Notional Value(‡)	Unamortized Up Front Premium Paid/ (Received)	Market Value	Unrealized Appreciation (Depreciation)	Fees Receivable/ (Payable)
Sell Protection
Barclays Bank PLC	CDX.EM* Series 21, 5-Year	5.00%	6/20/2019	2.76%	$250,000	$29,018	$23,674	$(5,344)	$2,535
Barclays Bank PLC	CDX.EM* Series 21, 5-Year	5.00%	6/20/2019	2.76%	250,000	29,435	23,674	(5,761)	2,535
Morgan Stanley Capital Services, Inc.	CDX.EM* Series 21, 5-Year	5.00%	6/20/2019	2.76%	2,000,000	204,778	189,392	(15,386)	20,667

Total							$236,740	$(26,491)	$25,737

(‡)	Notional value stated in U.S. dollars unless otherwise noted.
^	Implied credit spreads, represented in absolute terms, serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular reference entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
*	CDX.EM is an index composed of emerging market credit default swaps.

Forward Foreign Currency Contracts

The Fund may enter into forward foreign currency contracts, including forward foreign cross currency contracts, to acquire exposure to foreign currencies or to hedge the Fund’s investments against currency fluctuation. A contract can also be used to offset a previous contract. These contracts involve market risk in excess of the unrealized gain or loss. The U.S. dollar value of the currencies the Fund has committed to buy or sell represents the aggregate exposure to each currency the Fund has acquired or hedged through currency contracts outstanding at period end. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Contracts are traded over-the-counter directly with a counterparty. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Certain contracts may require the movement of cash and/or securities as collateral for the Fund’s or counterparty’s net obligations under the contracts.

At August 31, 2014, the Fund had the following open forward foreign currency contracts:

Contract to Buy/Sell	Delivery Date	Currency	Units of Currency	Notional Value	Unrealized Appreciation (Depreciation)
Sell[1]	9/17/2014	Euro	290,000	$381,075	$11,417
Buy[2]	10/07/2014	Indonesian Rupiah	2,000,000,000	169,956	4,803
Buy[1]	11/28/2014	Yuan Renminbi	3,100,000	500,616	(442)

Total					$15,778

[1]	Counterparty is Barclays Bank PLC.
[2]	Counterparty is Citibank, N.A.

Futures Contracts

The Fund may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular instrument or index for a specified price on a specified future date.

When the Fund enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as “initial margin.” As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as “variation margin,” are made or received by the Fund depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. The aggregate principal amounts of the contracts are not recorded in the financial statements. Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When the Fund enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit the Fund’s ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities, commodities or interest rates.

Futures contracts are exchange-traded. Exchange-traded futures contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Fund are reduced; however, in the event that a counterparty enters into bankruptcy, the Fund’s claim against initial/variation margin on deposit with the counterparty may be subject to terms of a final settlement in bankruptcy court.

At August 31, 2014, open long futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Value	Unrealized Appreciation (Depreciation)
E-mini MSCI Emerging Markets Index	9/19/2014	7	$380,030	$2,346
5 Year U.S. Treasury Note	12/31/2014	19	2,257,883	5,025
30 Year U.S. Treasury Bond	12/19/2014	13	1,821,219	12,893

Total				$20,264

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•	Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•	Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of August 31, 2014, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Bonds and Notes*	$—	$28,996,655	$—	$28,996,655
Exchange Traded Funds	2,021,690	—	—	2,021,690
Purchased Options*	21,500	—	—	21,500
Short-Term Investments	—	3,153,061	—	3,153,061

Total Investments	2,043,190	32,149,716	—	34,192,906

Forward Foreign Currency Contracts (unrealized appreciation)	—	16,220	—	16,220
Futures Contracts (unrealized appreciation)	20,264	—	—	20,264

Total	$2,063,454	$32,165,936	$—	$34,229,390

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Bilateral Credit Default Swap Agreements (unrealized depreciation)	$—	$(26,491)	$—	$(26,491)
Forward Foreign Currency Contracts (unrealized depreciation)	—	(442)	—	(442)

Total	$—	$(26,933)	$—	$(26,933)

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the period ended August 31, 2014, there were no transfers among Levels 1, 2 and 3.

Derivatives

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of another security or financial instrument. Derivative instruments that the Fund used during the period include forward foreign currency contracts, futures contracts, option contracts and swap agreements.

The Fund seeks to provide high total investment return through a combination of high current income and capital appreciation. The Fund pursues its objective by generally obtaining its long investment exposures through direct cash investments and derivatives and short investment exposures substantially through derivatives, including forward foreign currency contracts, futures contracts, option contracts and swap agreements. During the period ended August 31, 2014, the Fund used forward foreign currency contracts, futures contracts, option contracts and credit default swap agreements (as a protection seller) to gain investment exposures in accordance with its objective.

The Fund is subject to the risk that companies in which the Fund invests will fail financially or otherwise be unwilling or unable to meet their obligations to the Fund. The Fund may use credit default swaps, as a protection buyer, to hedge its credit exposure to issuers of bonds they hold without having to sell the bonds. During the period ended August 31, 2014, the Fund engaged in credit default swap transactions as a protection buyer to hedge its credit exposure.

The Fund is subject to the risk that changes in interest rates will affect the value of the Fund’s investments in fixed income securities. The Fund will be subject to increased interest rate risk to the extent that it invests in fixed-income securities with longer maturities or durations, as compared to investing in fixed-income securities with shorter maturities or durations. The Fund may use futures contracts to hedge against changes in interest rates and to manage duration without having to buy or sell portfolio securities. During the period ended August 31, 2014, the Fund engaged in futures contracts to manage duration.

The following is a summary of derivative instruments for the Fund, as of August 31, 2014:

Assets	Investments at value[1]	Unrealized appreciation on forward foreign currency contracts	Unrealized appreciation on futures contracts[2]	Swap Agreements at value	Total
Over-the-counter asset derivatives

Foreign exchange contracts	$—	$16,220	$—	$—	$16,220
Credit contracts	—	—	—	236,740	236,740

Total over-the-counter asset derivatives	$—	$16,220	$—	$236,740	$252,960

Exchange traded/cleared asset derivatives
Equity contracts	$21,500	$—	$2,346	$—	$23,846
Interest rate contracts	—	—	17,918	—	17,918

Total exchange traded/cleared asset derivatives	$21,500	$—	$20,264	$—	$41,764

Total asset derivatives	$21,500	$16,220	$20,264	$236,740	$294,724

Liabilities	Options written at value	Unrealized depreciation on forward foreign currency contracts	Unrealized depreciation on futures contracts[2]	Swap Agreements at value	Total
Over-the-counter liability derivatives
Foreign exchange contracts	$—	$(442)	$—	$—	$(442)

Total liability derivatives	$—	$(442)	$—	$—	$(442)

[1]	Represents purchased options at value.
[2]	Represents cumulative unrealized appreciation (depreciation) on futures contracts.

The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.

Over-the-counter derivatives, including forward foreign currency contracts and swap agreements, are entered into pursuant to International Swaps and Derivatives Association, Inc. (“ISDA”) agreements negotiated between the Fund and its counterparties. ISDA agreements typically contain, among other things, terms for the posting of collateral and master netting provisions in the event of a default or other termination event. Collateral is posted by the Fund or the counterparty to the extent of the net mark-to-market exposure to the other party of all open contracts under the agreement, subject to minimum transfer requirements. Master netting provisions allow the Fund and the counterparty, in the event of a default or other termination event, to offset amounts owed by each related to derivative contracts, including any posted collateral, to one net amount payable by either the Fund or the counterparty. The Fund’s ISDA agreements typically contain provisions that allow a counterparty to terminate open contracts early if the net asset value of the Fund declines beyond a certain threshold. As of August 31, 2014, the Fund did not hold any derivative positions subject to these provisions that are in a net liability position by counterparty.

Timing differences may exist between when contracts under the ISDA agreement are marked-to-market and when collateral moves. The ISDA agreements include tri-party control agreements under which collateral is held for the benefit of the secured party at a third party custodian, State Street Bank.

Counterparty risk is managed based on policies and procedures established by the Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the Fund’s aggregated unrealized gains and the amount of any collateral pledged to the counterparty, which may be offset by any collateral posted to the Fund by the counterparty. ISDA master agreements can help to manage counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under these ISDA agreements, collateral is routinely transferred if the total net exposure in respect of certain transactions, net of existing collateral already in place, exceeds a specified amount (typically $250,000, depending on the counterparty). With exchange traded derivatives, there is minimal counterparty credit risk to the Fund because the exchange’s clearinghouse, as counterparty to these instruments, stands between the buyer and the seller of the contract. Credit risk still exists in exchange traded derivatives with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all of the broker’s customers, potentially resulting in losses to the Fund. The following table shows (i) the maximum amount of loss due to credit risk that, based on the gross fair value of the financial instrument, the Fund would incur if parties to the relevant financial instruments failed completely to perform according to the terms of the contracts and the collateral or other security, if any, for the amount due proved to be of no value to the Fund, and (ii) the amount of loss that the Fund would incur after taking into account master netting provisions pursuant to ISDA agreements, as of August 31, 2014:

Maximum Amount of Loss - Gross	Maximum Amount of Loss - Net
$452,960	$263,126

Industry Summary at August 31, 2014 (Unaudited)

Government Owned - No Guarantee	20.4%
Sovereigns	10.0
Banking	8.0
Exchange Traded Funds	5.7
Wirelines	5.3
Wireless	4.2
Technology	3.5
Midstream	2.9
Food & Beverage	2.8
Home Construction	2.6
Building Materials	2.3
Chemicals	2.2
Retailers	2.0
Metals & Mining	2.0
Other Investments, less than 2% each	14.6
Short-Term Investments	9.0

Total Investments	97.5
Other assets less liabilities (including swap agreements, forward foreign currency contracts and futures contracts)	2.5

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of August 31, 2014 (Unaudited)

Loomis Sayles Senior Floating Rate and Fixed Income Fund

Principal Amount	Description	Value (†)
Senior Loans – 88.3% of Net Assets

	Aerospace & Defense – 1.1%
$ 2,595,000	Camp International Holding Co., 2013 2nd Lien Term Loan, 8.250%, 11/30/2019(b)	$2,614,463
4,896,646	LM U.S. Corp Acquisition, Inc., 1st Lien Term Loan, 4.750%, 10/25/2019(b)	4,873,681
194,354	LM U.S. Corp Acquisition, Inc., Term Loan Canadian, 4.750%, 10/25/2019(b)	193,442
597,064	PRV Aerospace LLC, Term Loan B, 6.500%, 5/09/2018(b)	595,571
10,409,216	Sequa Corp., New Term Loan B, 5.250%, 6/19/2017(b)	10,181,566

		18,458,723

	Automotive – 3.3%
11,611,158	American Tire Distributors Holdings, Inc., Term Loan B, 5.750%, 6/01/2018(b)	11,611,158
9,009,725	Dayco Products LLC, New Term Loan B, 5.250%, 12/12/2019(b)	9,009,725
7,216,000	Henniges Automotive Holdings, Inc., Term Loan B, 6.000%, 6/12/2021(b)	7,270,120
3,415,000	IBC Capital Ltd., 1st Lien Term Loan, 8/05/2021(c)	3,404,345
8,451,000	IBC Capital Ltd., 2nd Lien Term Loan, 8/05/2022(c)	8,429,872
6,485,000	Key Safety Systems, Inc., New 1st Lien Term Loan, 8/29/2021(c)	6,497,192
8,920,000	Navistar International Corp., Term Loan B, 5.750%, 8/17/2017(b)	8,994,304

		55,216,716

	Banking – 0.9%
1,232,598	Harland Clarke Holdings Corp., Extended Term Loan B2, 5.484%, 6/30/2017(b)	1,233,621
11,525,236	Harland Clarke Holdings Corp., Term Loan B3, 7.000%, 5/22/2018(b)	11,647,749
2,127,075	Harland Clarke Holdings Corp., Term Loan B4, 6.000%, 8/04/2019(b)	2,148,346

		15,029,716

	Building Materials – 3.0%
6,658,624	C.H.I. Overhead Doors, Inc., Term Loan B, 5.501%, 3/18/2019(d)	6,658,624
6,063,750	Contech Construction Products, Inc., New Term Loan, 6.250%, 4/29/2019(b)	6,063,750
5,994,700	CPG International, Inc., New Term Loan, 4.750%, 9/30/2020(b)	5,994,700
8,372,018	GYP Holdings III Corp., 1st Lien Term Loan, 4.750%, 4/01/2021(b)	8,267,367
8,438,000	Munters Corp., Term Loan, 6.250%, 5/05/2021(b)	8,438,000
6,104,100	Quikrete Holdings, Inc., 2nd Lien Term Loan, 7.000%, 3/26/2021(b)	6,165,141

Principal Amount	Description	Value (†)
Senior Loans – continued

	Building Materials – continued
$ 6,971,371	Roofing Supply Group LLC, Term Loan, 5/31/2019(c)	$6,904,585
989,378	Roofing Supply Group LLC, Term Loan, 5.000%, 5/31/2019(b)	979,900

		49,472,067

	Cable Satellite – 0.9%
6,262,530	ION Media Networks, Inc., Term Loan, 5.000%, 12/18/2020(b)	6,270,358
9,552,583	TWCC Holding Corp., 2nd Lien Term Loan, 7.000%, 6/26/2020(b)	9,425,247

		15,695,605

	Chemicals – 2.9%
11,000,000	Arysta LifeScience SPC LLC, 2nd Lien Term Loan, 8.250%, 11/30/2020(b)	11,089,430
4,881,000	AZ Chem U.S., Inc., 2nd Lien Term Loan, 7.500%, 6/12/2022(b)	4,917,608
5,701,000	Gemini HDPE LLC, Term Loan B, 4.750%, 8/07/2021(b)	5,701,000
6,800,000	Houghton International, Inc., New 2nd Lien Term Loan, 9.500%, 12/20/2020(b)	6,868,000
2,440,165	Nexeo Solutions LLC, Incremental Term Loan, 5.000%, 9/08/2017(b)	2,428,720
3,381,662	Nexeo Solutions LLC, Term Loan B, 5.000%, 9/08/2017(b)	3,365,802
3,303,400	Nexeo Solutions LLC, Term Loan B3, 5.000%, 9/08/2017(b)	3,295,142
9,915,445	Univar, Inc., Term Loan B, 5.000%, 6/30/2017(b)	9,921,691

		47,587,393

	Construction Machinery – 1.2%
9,358,000	Neff Rental LLC, 2nd Lien Term Loan, 7.250%, 6/09/2021(b)	9,363,896
770,000	Onsite U.S. Finco LLC, Term Loan, 7/30/2021(c)	756,525
9,998,000	Onsite U.S. Finco LLC, Term Loan, 5.500%, 7/30/2021(b)	9,823,035

		19,943,456

	Consumer Cyclical Services – 7.2%
6,765,311	Active Network, Inc. (The), 1st Lien Term Loan, 5.500%, 11/13/2020(b)	6,756,854
10,157,997	Affinion Group, Inc., Term Loan B, 6.750%, 4/30/2018(b)	10,056,417
10,325,000	AlixPartners LLP, New 2nd Lien Term Loan, 9.000%, 7/10/2021(b)	10,411,007
8,764,000	Go Daddy Operating Co. LLC, New Term Loan B, 4.750%, 5/13/2021(b)	8,735,517
6,656,000	Inmar Holdings, Inc., 1st Lien Term Loan, 4.250%, 1/27/2021(b)	6,547,840
4,155,000	Inmar Holdings, Inc., 2nd Lien Term Loan, 8.000%, 1/27/2022(b)	4,123,838
2,526,668	Mergermarket USA, Inc., 1st Lien Term Loan, 4.500%, 1/29/2021(b)	2,469,817

Principal Amount	Description	Value (†)
Senior Loans – continued

	Consumer Cyclical Services – continued
$ 7,522,000	Mergermarket USA, Inc., 2nd Lien Term Loan, 7.500%, 2/04/2022(b)	$7,352,755
8,875,000	Miller Heiman, Inc., Term Loan B, 6.758%, 9/30/2019(d)	8,675,313
3,241,266	SGS Cayman LP, Term Loan, 7.250%, 3/06/2019(b)	3,241,266
11,000,000	SourceHov LLC, New 2nd Lien Term Loan, 8.750%, 4/30/2019(b)	11,000,000
6,239,000	Sterling Infosystems, Inc., Term Loan B, 5.500%, 5/13/2021(b)	6,239,000
11,085,625	STG-Fairway Acquisitions, Inc., Term Loan B, 6.250%, 2/28/2019(b)	11,002,482
7,177,088	Sutherland Global Services Private Ltd., Term Loan, 7.250%, 3/06/2019(b)	7,177,088
5,181,000	William Morris Endeavor Entertainment LLC, 1st Lien Term Loan, 5.250%, 5/06/2021(b)	5,125,978
10,072,000	William Morris Endeavor Entertainment LLC, 2nd Lien Term Loan, 8.250%, 5/01/2022(b)	9,870,560

		118,785,732

	Consumer Products – 3.7%
8,225,806	Advantage Sales & Marketing, Inc., 2014 1st Lien Term Loan, 4.250%, 7/23/2021(b)	8,140,258
6,753,000	Advantage Sales & Marketing, Inc., 2014 2nd Lien Term Loan, 7.500%, 7/25/2022(b)	6,754,418
274,194	Advantage Sales & Marketing, Inc., Delayed Draw Term Loan, 7/23/2021(c)	271,342
3,187,870	FGI Operating Co. LLC, Term Loan, 5.500%, 4/19/2019(b)	3,199,824
9,470,045	NYDJ Apparel LLC, Term Loan, 7.000%, 1/06/2020(b)	8,949,193
5,596,339	Polyconcept Investments BV, USD 1st Lien Term Loan, 6.000%, 6/27/2019(b)	5,561,362
8,225,026	Polymer Group, Inc., 1st Lien Term Loan, 5.250%, 12/19/2019(b)	8,266,151
213,084	Polymer Group, Inc., Delayed Draw Term Loan, 12/19/2019(c)(e)	212,552
5,471,000	Steinway Musical Instruments, Inc., 1st Lien Term Loan, 4.750%, 9/19/2019(b)	5,460,769
8,633,000	Visant Corp., New Term Loan, 7/25/2021(c)	8,595,274
6,088,818	Visant Corp., Term Loan B, 5.250%, 12/22/2016(b)	6,056,486

		61,467,629

	Diversified Manufacturing – 1.1%
11,866,000	Ameriforge Group, Inc., 2nd Lien Term Loan, 8.750%, 12/19/2020(b)	12,058,822
390,903	Douglas Dynamics Holdings, Inc., New Term Loan, 5.750%, 4/18/2018(b)	389,926
5,120,000	Electrical Components International, Inc., 2014 Term Loan B, 5.750%, 5/28/2021(b)	5,171,200

		17,619,948

	Electric – 0.4%
2,932,870	Mirion Technologies, Inc., Term Loan, 5.750%, 3/30/2018(b)	2,932,870

Principal Amount	Description	Value (†)
Senior Loans – continued

	Electric – continued
$ 3,413,000	TerraForm Power Operating LLC, Term Loan, 4.750%, 7/23/2019(b)	$3,413,000

		6,345,870

	Environmental – 1.7%
11,989,000	Allflex Holdings III, Inc., New 2nd Lien Term Loan, 8.000%, 7/19/2021(b)	11,991,997
8,418,000	EnergySolutions LLC, New Term Loan, 6.750%, 5/29/2020(b)	8,518,006
3,456,630	WTG Holdings III Corp., 1st Lien Term Loan, 4.750%, 1/15/2021(b)	3,443,667
3,369,000	WTG Holdings III Corp., 2nd Lien Term Loan, 8.500%, 1/15/2022(b)	3,363,374

		27,317,044

	Financial Other – 1.2%
250,000	Eze Castle Software, Inc., New 2nd Lien Term Loan, 4/04/2021(c)	247,918
3,487,882	Eze Castle Software, Inc., New 2nd Lien Term Loan, 7.250%, 4/04/2021(b)	3,458,828
6,738,000	Institutional Shareholder Services, Inc., Term Loan, 4.750%, 4/30/2021(b)	6,704,310
1,246,718	Interactive Data Corp., 2014 Term Loan, 4.750%, 5/02/2021(b)	1,249,835
7,765,000	Nuveen Investments, Inc., New 2nd Lien Term Loan, 6.500%, 2/28/2019(b)	7,771,445

		19,432,336

	Food & Beverage – 2.4%
550,000	CPM Acquisition Corp., 2nd Lien Term Loan, 10.250%, 3/01/2018(b)	556,539
7,412,000	Del Monte Foods, Inc., 2nd Lien Term Loan, 8.250%, 8/18/2021(b)	7,096,990
5,572,373	DS Waters of America, Inc., New Term Loan, 5.250%, 8/30/2020(b)	5,586,304
8,359,530	Lineage Logistics Holdings LLC, 2014 Term Loan, 4.500%, 4/07/2021(b)	8,226,279
1,427,004	Milk Specialties Co., New Term Loan B, 7.500%, 11/07/2018(b)	1,418,086
12,756,750	New HB Acquisition LLC, Term Loan, 6.750%, 4/09/2020(b)	13,075,669
4,632,887	Reddy Ice Corp., 1st Lien Term Loan, 6.751%, 5/01/2019(d)	4,424,407

		40,384,274

	Gaming – 0.8%
6,488,000	Amaya Holdings BV, 1st Lien Term Loan, 5.000%, 8/01/2021(b)	6,424,742
5,111,467	Amaya Holdings BV, 2nd Lien Term Loan, 8/01/2022(c)	5,172,191
1,707,000	Amaya Holdings BV, 2nd Lien Term Loan, 8.000%, 8/01/2022(b)	1,727,279

		13,324,212

	Healthcare – 10.4%
4,378,000	24 Hour Fitness Worldwide, Inc., New Term Loan B, 4.750%, 5/28/2021(b)	4,388,945

Principal Amount	Description	Value (†)
Senior Loans – continued

	Healthcare – continued
$ 2,457,359	BioScrip, Inc., Delayed Draw Term Loan, 6.500%, 7/31/2020(b)	$2,460,431
4,095,598	BioScrip, Inc., Term Loan B, 6.500%, 7/31/2020(b)	4,100,718
6,258,315	CareCore National LLC, Term Loan B, 5.500%, 3/05/2021(b)	6,270,081
7,771,000	CDRH Parent, Inc., New 1st Lien Term Loan, 5.250%, 7/01/2021(b)	7,790,427
5,570,652	CHG Buyer Corp., 2nd Lien Term Loan, 9.000%, 11/19/2020(b)	5,644,909
5,794,000	Connolly Corp., 1st Lien Term Loan, 5.000%, 5/14/2021(b)	5,819,378
5,722,245	CT Technologies Intermediate Holdings, Inc., 1st Lien Term Loan, 5.250%, 10/02/2019(b)	5,729,398
9,400,280	Edmentum, Inc., 2013 Term Loan, 5.500%, 5/17/2018(b)	9,337,580
2,906,000	Envision Acquisition Co. LLC, Incremental Delayed Draw Term Loan, 11/04/2020(c)	2,920,529
8,347,918	Envision Acquisition Co. LLC, Incremental Delayed Draw Term Loan, 5.750%, 11/04/2020(b)	8,389,657
9,373,000	Evergreen Skills Lux S.a.r.l., 2nd Lien Term Loan, 7.750%, 4/28/2022(b)	9,156,296
4,599,470	Herff Jones, Inc., Term Loan B, 5.500%, 6/25/2019(b)	4,612,809
7,525,140	Knowledge Universe Education LLC, Term Loan, 5.250%, 3/18/2021(b)	7,581,578
6,734,000	Learning Care Group (U.S.) No. 2, Inc., New Term Loan, 5.500%, 5/05/2021(b)	6,731,172
8,747,045	McGraw-Hill School Education Holdings LLC, Term Loan B, 6.250%, 12/18/2019(b)	8,757,979
6,150,300	MedSolutions Holdings, Inc., Term Loan B, 6.500%, 7/08/2019(b)	6,154,175
8,517,000	Millennium Laboratories, Inc., Term Loan B, 5.250%, 4/16/2021(b)	8,525,006
600,000	NVA Holdings, Inc., 2nd Lien Term Loan, 8/14/2022(c)	600,750
1,066,000	NVA Holdings, Inc., 2nd Lien Term Loan, 8.000%, 8/14/2022(b)	1,067,332
10,608,000	Ortho-Clinical Diagnostics, Inc., Term Loan B, 4.750%, 6/30/2021(b)	10,603,545
4,611,000	PLATO, Inc., 2nd Lien Term Loan, 11.250%, 5/09/2019(b)	4,611,000
2,848,000	St. Georges University, New Term Loan, 5.750%, 8/07/2021(b)	2,851,560
9,981,489	Steward Health Care System LLC, Term Loan B, 6.750%, 4/12/2020(b)	9,931,582
7,450,000	Surgery Center Holdings, Inc., 2nd Lien Term Loan, 9.750%, 4/11/2020(b)	7,338,250
8,526,000	Surgery Center Holdings, Inc., New 1st Lien Term Loan, 7/24/2020(c)	8,515,342
12,628,000	TriZetto Corp., 2nd Lien Term Loan D, 8.500%, 3/28/2019(b)	12,754,280

		172,644,709

	Industrial Other – 8.1%
3,490,500	API Heat Transfer ThermaSys Corp., Term Loan, 5.250%, 5/03/2019(b)	3,487,219

Principal Amount	Description	Value (†)
Senior Loans – continued

	Industrial Other – continued
$ 8,479,659	Aquilex Holdings LLC, New Term Loan, 5.000%, 12/31/2020(d)	$8,421,404
10,251,000	Brickman Group Ltd. LLC, 2nd Lien Term Loan, 7.500%, 12/17/2021(b)	10,259,508
7,944,069	Capital Safety North America Holdings, Inc., 2nd Lien Term Loan, 6.500%, 3/28/2022(b)	7,936,124
6,869,000	Crosby U.S. Acquisition Corp., 2nd Lien Term Loan, 7.000%, 11/22/2021(b)	6,891,874
9,953,460	Eastman Kodak Co., Exit Term Loan, 7.250%, 9/03/2019(b)	10,015,669
5,321,000	Element Materials Technology Group Holding CC1 Ltd., Term Loan B, 5.250%, 8/06/2021(b)	5,321,000
5,200,000	Filtration Group Corp., 2nd Lien Term Loan, 8.250%, 11/21/2021(b)	5,236,400
6,695,220	Hampton Rubber Co., 1st Lien Term Loan, 5.000%, 3/27/2021(b)	6,711,958
2,490,338	Marine Acquisition Corp., New Term Loan B, 5.250%, 1/30/2021(b)	2,490,338
2,354,727	McJunkin Red Man Corp., New Term Loan, 5.000%, 11/08/2019(b)	2,354,727
9,216,438	NES Global Talent Ltd., 1st Lien Term Loan, 6.500%, 10/03/2019(b)	9,170,355
7,158,474	New Breed, Inc., Term Loan B, 7.000%, 10/01/2019(b)	7,140,578
8,479,390	North American Lifting Holdings, Inc., 1st Lien Term Loan, 5.500%, 11/27/2020(b)	8,521,787
10,635,168	Nusil Technology LLC, New Term Loan, 5.250%, 4/07/2017(b)	10,418,636
7,680,000	Oxbow Carbon LLC, 2nd Lien Term Loan, 8.000%, 1/17/2020(b)	7,788,826
5,771,995	Redtop Acquisitions Ltd., USD 2nd Lien Term Loan, 8.250%, 6/03/2021(b)	5,887,435
8,883,360	Syncreon Global Finance (U.S.), Inc., Term Loan B, 5.250%, 10/28/2020(b)	8,816,735
7,016,000	Trojan Battery Co. LLC, 2013 Term Loan, 5.750%, 6/11/2021(b)	6,998,460
414,582	WireCo WorldGroup, Inc., New Term Loan, 6.000%, 2/15/2017(b)	414,582

		134,283,615

	Internet & Data – 0.6%
10,244,000	ALM Media Holdings, Inc., 1st Lien Term Loan, 5.500%, 7/31/2020(b)	10,192,780

	Leisure – 0.8%
6,822,000	AMF Bowling Centers, Inc., Term Loan B, 8/12/2021(c)	6,822,000
5,990,955	World Triathlon Corp., Term Loan, 5.250%, 6/26/2021(b)	5,975,978

		12,797,978

	Lodging – 1.0%
8,485,000	ESH Hospitality, Inc., Term Loan, 5.000%, 6/24/2019(b)	8,559,244

Principal Amount	Description	Value (†)
Senior Loans – continued

	Lodging – continued
$ 8,709,556	Four Seasons Holdings, Inc., 2nd Lien Term Loan, 6.250%, 12/28/2020(b)	$8,731,329

		17,290,573

	Media Entertainment – 4.5%
5,046,161	Advanstar Communications, Inc., New 1st Lien Term Loan, 5.500%, 4/29/2019(b)	5,027,238
5,795,000	Advanstar Communications, Inc., New 2nd Lien Term Loan, 9.500%, 6/06/2020(b)	5,780,512
10,093,616	Clear Channel Communications, Inc., Term Loan D, 6.907%, 1/30/2019(b)	9,937,972
5,832,319	Deluxe Entertainment Services Group, Inc., Term Loan 2014, 6.500%, 2/28/2020(b)	5,025,534
1,410,855	Dex Media West LLC, New Term Loan, 8.000%, 12/30/2016(b)	1,349,723
7,636,734	Emerald Expositions Holding, Inc., Term Loan B, 4.750%, 6/17/2020(b)	7,655,826
7,588,000	Extreme Reach, Inc., 2nd Lien Term Loan, 10.500%, 1/24/2021(b)	7,625,940
3,392,000	Metro-Goldwyn-Mayer, Inc., 2nd Lien Term Loan, 5.125%, 6/26/2020(b)	3,397,665
5,577,850	Penton Media, Inc., New 1st Lien Term Loan, 5.500%, 10/03/2019(b)	5,595,309
6,456,000	Penton Media, Inc., New 2nd Lien Term Loan, 9.000%, 10/03/2020(b)	6,464,070
7,635,239	Springer Science+Business Media Deutschland GmbH, USD Term Loan B3, 8/16/2021(c)	7,599,429
8,694,198	YP LLC, USD Term Loan B, 8.000%, 6/04/2018(b)	8,694,198

		74,153,416

	Metals & Mining – 1.9%
10,788,930	Arch Coal, Inc., Term Loan B, 6.250%, 5/16/2018(b)	10,488,351
6,726,913	Bowie Resource Holdings LLC, 1st Lien Term Loan, 6.750%, 8/14/2020(b)	6,726,913
8,516,000	Essar Steel Algoma, Inc., ABL Term Loan, 9/20/2014(c)	8,516,000
1,178,080	Metal Services LLC, Term Loan B, 6.000%, 6/30/2017(b)	1,183,970
3,892,233	Murray Energy Corp., 1st Lien Term Loan, 5.250%, 12/05/2019(b)	3,916,520

		30,831,754

	Natural Gas – 0.4%
5,109,000	Southcross Holdings Borrower LP, Term Loan B, 7/16/2021(c)	5,128,159
1,510,000	Southcross Holdings Borrower LP, Term Loan B, 6.000%, 7/16/2021(b)	1,515,662

		6,643,821

	Oil Field Services – 2.1%
1,629,207	FTS International, Inc., New Term Loan B, 5.750%, 4/16/2021(b)	1,636,539
10,132,000	KCA Deutag U.S. Finance LLC, Term Loan, 6.250%, 5/13/2020(b)	10,087,723

Principal Amount	Description	Value (†)
Senior Loans – continued

	Oil Field Services – continued
$ 316,667	Pinnacle Holdco S.a.r.l, 2nd Lien Term Loan, 10.500%, 7/24/2020(b)	$318,091
2,605,562	Pinnacle Holdco S.a.r.l, Term Loan, 4.750%, 7/24/2019(b)	2,595,140
8,365,785	Stallion Oilfield Services Ltd., Term Loan B, 8.000%, 6/19/2018(b)	8,459,900
9,174,538	UTEX Industries, Inc., 1st Lien Term Loan 2014, 5.000%, 5/22/2021(b)	9,174,538
1,859,000	UTEX Industries, Inc., 2nd Lien Term Loan 2014, 8.250%, 5/22/2022(b)	1,886,885

		34,158,816

	Other Utility – 0.7%
11,973,000	PowerTeam Services LLC, 2nd Lien Term Loan, 8.250%, 11/06/2020(b)	11,673,675

	Packaging – 0.9%
7,112,000	Hilex Poly Co. LLC, Term Loan, 5.000%, 6/30/2021(b)	7,085,330
3,412,000	Husky Injection Molding Systems Ltd., 2nd Lien Term Loan, 6/30/2022(c)	3,412,000
4,243,000	Husky Injection Molding Systems Ltd., 2nd Lien Term Loan, 7.250%, 6/30/2022(b)	4,243,000

		14,740,330

	Pharmaceuticals – 0.9%
6,566,555	eResearchTechnology, Inc., New Term Loan, 6.000%, 5/02/2018(b)	6,566,555
4,806,075	Medpace Holdings, Inc., 1st Lien Term Loan, 4.750%, 4/01/2021(b)	4,818,091
4,252,000	QoL meds LLC, Term Loan B, 5.500%, 7/15/2020(b)	4,262,630

		15,647,276

	Property & Casualty Insurance – 2.5%
7,539,826	AmWINS Group LLC, New Term Loan, 5.000%, 9/06/2019(b)	7,525,727
12,559,969	Applied Systems, Inc., New 2nd Lien Term Loan, 7.500%, 1/23/2022(b)	12,635,329
9,625,000	CGSC of Delaware Holding Corp., 2nd Lien Term Loan C, 8.250%, 10/16/2020(b)	8,662,500
2,962,406	Cunningham Lindsey U.S., Inc., 1st Lien Term Loan, 5.000%, 12/10/2019(b)	2,910,564
701,591	Cunningham Lindsey U.S., Inc., 2nd Lien Term Loan, 9.250%, 6/10/2020(b)	700,054
9,375,000	Mitchell International, Inc., New 2nd Lien Term Loan, 8.500%, 10/11/2021(b)	9,439,500

		41,873,674

	Restaurants – 1.9%
589,286	Brasa Holdings, Inc., 2nd Lien Term Loan, 11.000%, 1/20/2020(b)	591,496
5,972,000	Portillo’s Holdings LLC, 1st Lien Term Loan, 8/02/2021(c)	5,957,070
7,679,000	Portillo’s Holdings LLC, 2nd Lien Term Loan, 8/01/2022(c)	7,669,401

Principal Amount	Description	Value (†)
Senior Loans – continued

	Restaurants – continued
$ 8,509,000	Red Lobster Management LLC, Term Loan B, 6.250%, 7/28/2021(b)	$8,530,272
7,927,416	Sagittarius Restaurants LLC, New Term Loan, 5.506%, 10/01/2018(d)	7,897,688

		30,645,927

	Retailers – 2.8%
10,530,000	BDF Acquisition Corp., 1st Lien Term Loan, 5.250%, 2/12/2021(b)	10,319,400
10,874,000	BJ’s Wholesale Club, Inc., New 2nd Lien Term Loan, 8.500%, 3/26/2020(b)	10,977,303
2,231,000	David’s Bridal, Inc., New Term Loan B, 10/11/2019(c)	2,182,654
2,130,697	David’s Bridal, Inc., New Term Loan B, 5.000%, 10/11/2019(b)	2,084,525
5,089,640	PFS Holding Corp., 1st Lien Term Loan, 4.500%, 1/31/2021(b)	4,275,297
4,903,233	Sportsman’s Warehouse Holdings, Inc., First Out Term Loan, 7.250%, 8/16/2019(b)	4,952,266
5,022,000	Stuart Weitzman Acquisition Co. LLC, Term Loan, 4.500%, 4/08/2020(b)	4,981,221
2,505,708	Talbots, Inc. (The), 1st Lien Term Loan, 4.750%, 3/19/2020(b)	2,486,915
3,407,000	Talbots, Inc. (The), 2nd Lien Term Loan, 8.250%, 3/19/2021(b)	3,372,930

		45,632,511

	Supermarkets – 1.6%
11,026,000	Acosta Holdco, Inc., 2014 Term Loan, 7/31/2021(c)	11,067,347
12,900,000	Albertson’s Holdings LLC, Term Loan B4, 8/25/2021(c)	12,926,832
2,751,046	Checkout Holding Corp., 1st Lien Term Loan, 4.500%, 4/09/2021(b)	2,702,903

		26,697,082

	Technology – 10.0%
8,270,273	Aptean, Inc., 1st Lien Term Loan, 5.250%, 2/26/2020(b)	8,228,921
3,561,000	Aptean, Inc., 2nd Lien Term Loan, 8.500%, 2/26/2021(b)	3,534,293
10,000,000	Aricent Technologies, 1st Lien Term Loan, 5.500%, 4/14/2021(b)	10,025,000
7,450,000	Blue Coat Systems, Inc., 2nd Lien Term Loan, 9.500%, 6/28/2020(b)	7,617,625
3,989,950	BMC Foreign Holding Co., Term Loan, 5.000%, 9/10/2020(b)	3,973,112
11,028,790	BMC Software Finance, Inc., USD Term Loan, 5.000%, 9/10/2020(b)	10,990,851
7,222,898	DataPipe, Inc., 1st Lien Term Loan, 5.250%, 3/15/2019(b)	7,096,497
6,348,627	DataPipe, Inc., 2nd Lien Term Loan, 8.500%, 9/16/2019(b)	6,221,654
6,395,000	Deltek, Inc., 2nd Lien Term Loan, 10.000%, 10/10/2019(b)	6,486,960
7,457,645	EIG Investors Corp., 2013 Term Loan, 5.000%, 11/09/2019(b)	7,457,645

Principal Amount	Description	Value (†)
Senior Loans – continued

	Technology – continued
$ 3,799,290	Help/Systems LLC, USD Term Loan B, 5.500%, 6/28/2019(b)	$3,761,297
8,761,970	Internap Network Services Corp., Term Loan, 6.000%, 11/26/2019(b)	8,740,065
4,191,000	IQOR U.S., Inc., 2nd Lien Term Loan, 9.750%, 4/01/2022(b)	3,855,720
7,622,095	IQOR U.S., Inc., Term Loan B, 6.000%, 4/01/2021(b)	7,126,659
5,204,314	MH Sub I LLC, 1st Lien Term Loan, 5.000%, 7/08/2021(b)	5,206,500
4,243,000	MH Sub I LLC, 2nd Lien Term Loan, 8.500%, 7/08/2022(b)	4,172,269
565,686	MH Sub I LLC, Delayed Draw Term Loan, 2.000%, 7/08/2021(e)	565,924
4,651,000	MSC.Software Corp., 1st Lien Term Loan, 5.000%, 5/29/2020(b)	4,639,373
3,127,959	Openlink International Intermediate, Inc., 2017 Term Loan, 6.250%, 10/28/2017(b)	3,126,020
1,356,185	P2 Upstream Acquisition Co., 1st Lien Term Loan, 5.000%, 10/30/2020(b)	1,357,880
6,243,382	Presidio, Inc., 2017 Term Loan, 5.000%, 3/31/2017(b)	6,232,456
4,100,000	Rocket Software, Inc., 2nd Lien Term Loan, 10.250%, 2/08/2019(b)	4,115,375
28,354	Rocket Software, Inc., New Term Loan, 5.750%, 2/08/2018(b)	28,354
7,047,338	SafeNet, Inc., New 1st Lien Term Loan, 5.500%, 3/05/2020(b)	7,029,719
4,280,273	Shield Finance Co. S.a.r.l., USD Term Loan, 5.000%, 1/29/2021(b)	4,284,296
418,069	Sirius Computer Solutions, Inc., Term Loan B, 7.000%, 11/30/2018(b)	420,661
6,048,401	SumTotal Systems LLC, 1st Lien Term Loan, 6.250%, 11/16/2018(b)	6,048,401
1,500,000	SumTotal Systems LLC, 2nd Lien Term Loan, 10.250%, 5/16/2019(b)	1,522,500
3,969,292	SurveyMonkey.com LLC, Term Loan B, 5.500%, 2/05/2019(b)	3,979,215
4,040,000	Telx Group, Inc. (The), 2nd Lien Term Loan, 7.500%, 4/09/2021(b)	4,050,100
3,582,908	Triple Point Technology, Inc., 1st Lien Term Loan, 5.250%, 7/10/2020(b)	3,188,789
10,850,000	Websense, Inc., 2nd Lien Term Loan, 8.250%, 12/24/2020(b)	10,782,187

		165,866,318

	Transportation Services – 2.1%
4,216,000	Alfred Fueling Systems, Inc., 1st Lien Term Loan, 4.750%, 6/20/2021(b)	4,200,190
9,526,256	FPC Holdings, Inc., 1st Lien Term Loan, 5.250%, 11/19/2019(b)	9,422,039
1,096,000	OSG Bulk Ships, Inc., Exit Term Loan, 5.250%, 8/05/2019(b)	1,101,480
5,096,000	OSG International, Inc., Exit Term Loan B, 5.750%, 8/05/2019(b)	5,102,370
2,108,000	Vouvray U.S. Finance LLC, 1st Lien Term Loan, 5.000%, 6/27/2021(b)	2,106,693

Principal Amount	Description	Value (†)
Senior Loans – continued

	Transportation Services – continued
$ 5,370,000	WP Mustang Holdings LLC, 1st Lien Term Loan B, 5.500%, 5/29/2021(b)	$5,413,658
7,486,380	YRC Worldwide, Inc., Term Loan, 8.000%, 2/12/2019(b)	7,586,174

		34,932,604

	Wireless – 1.1%
14,192,000	Asurion LLC, New 2nd Lien Term Loan, 8.500%, 3/03/2021(b)	14,631,952
4,144,407	Asurion LLC, New Term Loan B1, 5.000%, 5/24/2019(b)	4,154,768

		18,786,720

	Wirelines – 2.2%
3,645,058	Fairpoint Communications, Inc., Refi Term Loan, 7.500%, 2/14/2019(b)	3,715,699
4,733,000	Integra Telecom, Inc., 2nd Lien Term Loan, 9.750%, 2/22/2020(b)	4,803,995
1,770,588	Integra Telecom, Inc., Term Loan B, 5.250%, 2/22/2019(b)	1,770,039
7,990,473	LTS Buyer LLC, 2nd Lien Term Loan, 8.000%, 4/12/2021(b)	8,030,425
436,000	MegaPath Group, Inc., Term Loan B, 10.500%, 12/20/2017(b)	401,120
10,597,000	Nextgen Networks Pty Ltd., USD Term Loan B, 5.000%, 5/31/2021(b)	10,477,784
7,312,856	U.S. Telepacific Corp., New Term Loan B, 5.750%, 2/23/2017(b)	7,306,786

		36,505,848

	Total Senior Loans (Identified Cost $1,465,566,058)	1,462,080,148

Bonds and Notes – 10.8%

	Airlines – 0.1%
1,263,000	Allegiant Travel Co., 5.500%, 7/15/2019	1,310,363

	Building Materials – 0.8%
5,265,000	Atrium Windows & Doors, Inc., 7.750%, 5/01/2019, 144A	5,238,675
6,875,000	Building Materials Holding Corp., 9.000%, 9/15/2018, 144A	7,425,000

		12,663,675

	Cable Satellite – 0.4%
4,292,000	Intelsat Luxembourg S.A., 7.750%, 6/01/2021	4,528,060
2,000,000	WideOpenWest Finance LLC/WideOpenWest Capital Corp., 10.250%, 7/15/2019	2,230,000

		6,758,060

	Chemicals – 2.1%
11,660,000	Hexion U.S. Finance Corp./Hexion Nova Scotia Finance ULC, 8.875%, 2/01/2018	12,097,250
310,000	INEOS Group Holdings S.A., 5.875%, 2/15/2019, 144A	317,750

Principal Amount	Description	Value (†)
Bonds and Notes – continued

	Chemicals – continued
$ 7,510,000	INEOS Group Holdings S.A., 6.125%, 8/15/2018, 144A	$7,754,075
2,297,000	Nexeo Solutions LLC/Nexeo Solutions Finance Corp., 8.375%, 3/01/2018	2,308,485
11,075,000	Perstorp Holding AB, 11.000%, 8/15/2017, 144A	11,822,562

		34,300,122

	Consumer Cyclical Services – 0.7%
9,006,000	ServiceMaster Co. (The), 7.000%, 8/15/2020	9,613,905
2,850,000	ServiceMaster Co. (The), 7.100%, 3/01/2018	2,992,500

		12,606,405

	Consumer Products – 0.2%
3,100,000	Visant Corp., 10.000%, 10/01/2017	2,875,250

	Finance Companies – 0.5%
7,500,000	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 7.375%, 10/01/2017	8,062,500

	Financial Other – 0.5%
8,010,000	Rialto Holdings LLC/Rialto Corp., 7.000%, 12/01/2018, 144A	8,330,400

	Food & Beverage – 0.2%
3,235,000	Crestview DS Merger Sub II, Inc., 10.000%, 9/01/2021	3,655,550

	Healthcare – 0.4%
5,700,000	Emdeon, Inc., 11.000%, 12/31/2019	6,441,000

	Home Construction – 0.6%
8,795,000	K. Hovnanian Enterprises, Inc., 7.000%, 1/15/2019, 144A	8,904,937
1,000,000	K. Hovnanian Enterprises, Inc., 8.625%, 1/15/2017	1,090,000

		9,994,937

	Independent Energy – 0.8%
2,225,000	Rex Energy Corp., 8.875%, 12/01/2020	2,436,375
8,380,000	Sanchez Energy Corp., 7.750%, 6/15/2021	9,301,800
2,350,000	Ultra Petroleum Corp., 5.750%, 12/15/2018, 144A	2,426,375

		14,164,550

	Industrial Other – 0.5%
8,205,000	Permian Holdings, Inc., 10.500%, 1/15/2018, 144A	8,369,100

	Metals & Mining – 1.2%
2,000,000	APERAM, 7.750%, 4/01/2018, 144A	2,100,000

Principal Amount	Description	Value (†)
Bonds and Notes – continued

	Metals & Mining – continued
$ 10,025,000	Barminco Finance Pty Ltd., 9.000%, 6/01/2018, 144A	$9,060,094
480,000	Emeco Pty Ltd., 9.875%, 3/15/2019, 144A	482,400
5,100,000	Rain CII Carbon LLC/CII Carbon Corp., 8.000%, 12/01/2018, 144A	5,304,000
3,000,000	Ryerson, Inc./Joseph T. Ryerson & Son, Inc., 9.000%, 10/15/2017	3,195,000

		20,141,494

	Midstream – 0.1%
2,628,000	NGL Energy Partners LP/NGL Energy Finance Corp., 5.125%, 7/15/2019, 144A	2,664,135

	Oil Field Services – 0.2%
2,550,000	Hercules Offshore, Inc., 10.250%, 4/01/2019, 144A	2,766,750

	Packaging – 0.1%
1,280,000	Beverage Packaging Holdings Luxembourg II S.A./Beverage Packaging Holdings II Issuer, Inc., 6.000%, 6/15/2017, 144A	1,299,200

	Property & Casualty Insurance – 0.0%
300,000	Sirius International Group, (fixed rate to 6/30/2017, variable rate thereafter), 7.506%, 144A(f)	316,500

	Technology – 0.3%
4,347,000	Rolta Americas LLC, 8.875%, 7/24/2019, 144A	4,510,013

	Wirelines – 1.1%
12,300,000	FairPoint Communications, Inc., 8.750%, 8/15/2019, 144A	13,130,250
4,000,000	Zayo Group LLC/Zayo Capital, Inc., 10.125%, 7/01/2020	4,550,000

		17,680,250

	Total Bonds and Notes (Identified Cost $175,364,746)	178,910,254

Shares
Preferred Stocks – 0.3%

	Food & Beverage – 0.3%
89,216	Tyson Foods, Inc., 4.750% (Identified Cost $4,460,800)	4,481,320

Principal Amount
Short-Term Investments – 6.3%
$ 3,778,791	Repurchase Agreement with State Street Bank and Trust Company, dated 8/29/2014 at 0.000% to be repurchased at $3,778,791 on 9/02/2014 collateralized by $3,809,800 U.S. Treasury Note, 1.500% due 8/31/2018 valued at $3,854,434 including accrued interest(g)	3,778,791

Principal Amount	Description	Value (†)
Short-Term Investments – continued
$ 101,508,638	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 8/29/2014 at 0.000% to be repurchased at $101,508,638 on 9/02/2014 collateralized by $107,110,000 U.S. Treasury Note, 1.125% due 4/30/2020 valued at $103,539,809 including accrued interest(g)	$101,508,638

	Total Short-Term Investments (Identified Cost $105,287,429)	105,287,429

	Total Investments – 105.7% (Identified Cost $1,750,679,033)(a)	1,750,759,151
	Other assets less liabilities – (5.7)%	(95,036,348)

	Net Assets – 100.0%	$1,655,722,803

(†)	Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows: Senior loans are valued at bid prices supplied by an independent pricing service, if available. Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) and unlisted equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service using market information, transactions for comparable securities and various relationships between securities, if available, or bid prices obtained from broker-dealers.

Equity securities (including closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange or market where traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Broker-dealer bid prices may be used to value debt and equity securities and senior loans where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security. Short-term obligations (purchased with an original or remaining maturity of sixty days or less) are valued at amortized cost (which approximates market value).

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information (Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):

At August 31, 2014, the net unrealized depreciation on investments based on a cost of $1,752,147,272 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$9,319,456
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(10,707,577)

Net unrealized depreciation	$(1,388,121)

At November 30, 2013, the Fund had a short-term capital loss carryforward of $1,856,583 with no expiration date and a long-term capital loss carryforward of $174,087 with no expiration date. These amounts may be available to offset future realized capital gains, if any, to the extent provided by regulations.

(b)	Variable rate security. Rate as of August 31, 2014 is disclosed.
(c)	Position is unsettled. Contract rate was not determined at August 31, 2014 and does not take effect until settlement date. Maturity date is not finalized until settlement date.
(d)	Variable rate security. Rate shown represents the weighted average rate of underlying contracts at August 31, 2014.
(e)	Unfunded loan commitment. Represents a contractual obligation for future funding at the option of the Borrower. The Fund receives a stated coupon rate until the borrower draws on the loan commitment, at which time the rate will become the stated rate in the loan agreement.
(f)	Perpetual bond with no specified maturity date.
(g)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of August 31, 2014, the Fund had investments in repurchase agreements for which the value of the related collateral exceeded the value of the repurchase agreement.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2014, the value of Rule 144A holdings amounted to $102,222,216 or 6.2% of net assets.

USD	United States Dollar

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•	Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•	Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of August 31, 2014, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Senior Loans*	$—	$1,462,080,148	$—	$1,462,080,148
Bonds and Notes*	—	178,910,254	—	178,910,254
Preferred Stocks*	—	4,481,320	—	4,481,320
Short-Term Investments	—	105,287,429	—	105,287,429

Total	$—	$1,750,759,151	$—	$1,750,759,151

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the period ended August 31, 2014, there were no transfers among Levels 1, 2 and 3.

Industry Summary at August 31, 2014 (Unaudited)

Healthcare	10.8%
Technology	10.3
Industrial Other	8.6
Consumer Cyclical Services	7.9
Chemicals	5.0

Media Entertainment	4.5
Consumer Products	3.9
Building Materials	3.8
Automotive	3.3
Wirelines	3.3
Metals & Mining	3.1
Food & Beverage	2.9
Retailers	2.8
Property & Casualty Insurance	2.5
Oil Field Services	2.3
Transportation Services	2.1
Other Investments, less than 2% each	22.3
Short-Term Investments	6.3

Total Investments	105.7
Other assets less liabilities	(5.7)

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of August 31, 2014 (Unaudited)

Vaughan Nelson Select Fund

Shares	Description	Value (†)
Common Stocks – 96.5% of Net Assets

	Aerospace & Defense – 10.3%
16,325	General Dynamics Corp.	$2,012,056
18,700	Honeywell International, Inc.	1,780,801
3,950	Precision Castparts Corp.	964,037

		4,756,894

	Banks – 4.5%
40,125	Wells Fargo & Co.	2,064,030

	Beverages – 3.2%
13,050	Anheuser-Busch InBev, Sponsored ADR	1,458,729

	Chemicals – 2.0%
19,600	HB Fuller Co.	921,984

	Consumer Finance – 2.5%
13,925	Capital One Financial Corp.	1,142,686

	Diversified Financial Services – 6.0%
21,875	CME Group, Inc.	1,674,531
11,825	Moody’s Corp.	1,106,465

		2,780,996

	Energy Equipment & Services – 4.0%
16,975	Schlumberger Ltd.	1,861,139

	Food & Staples Retailing – 4.7%
35,500	Walgreen Co.	2,148,460

	Health Care Equipment & Supplies – 2.0%
14,150	Medtronic, Inc.	903,478

	Health Care Providers & Services – 5.7%
30,350	UnitedHealth Group, Inc.	2,630,738

	Insurance – 4.7%
39,000	American International Group, Inc.	2,186,340

	Internet Software & Services – 10.3%
46,575	eBay, Inc.(b)	2,584,912
2,025	Google, Inc., Class C(b)	1,157,490
1,750	Google, Inc., Class A(b)	1,019,130

		4,761,532

	IT Services – 3.5%
21,450	MasterCard, Inc., Class A	1,626,125

	Machinery – 4.5%
14,250	Cummins, Inc.	2,067,817

	Metals & Mining – 1.6%
19,775	Freeport-McMoRan, Inc.	719,217

Shares	Description	Value (†)
Common Stocks – continued

	Oil, Gas & Consumable Fuels – 6.4%
41,650	Cabot Oil & Gas Corp.	$1,396,941
32,075	Oasis Petroleum, Inc.(b)	1,577,769

		2,974,710

	Pharmaceuticals – 4.8%
27,450	Mallinckrodt PLC(b)	2,236,900

	Semiconductors & Semiconductor Equipment – 3.2%
17,950	Avago Technologies Ltd.	1,473,516

	Software – 5.6%
56,675	Microsoft Corp.	2,574,745

	Specialty Retail – 2.8%
21,400	Cabela’s, Inc.(b)	1,305,828

	Textiles, Apparel & Luxury Goods – 4.2%
19,150	Fossil Group, Inc.(b)	1,939,704

	Total Common Stocks (Identified Cost $40,255,148)	44,535,568

Principal Amount
Short-Term Investments – 0.5%
$ 248,203	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 8/29/2014 at 0.000% to be repurchased at $248,203 on 9/02/2014 collateralized by $230,000 U.S. Treasury Note, 3.500% due 5/15/2020 valued at $253,575 including accrued interest(c) (Identified Cost $248,203)	248,203

	Total Investments – 97.0% (Identified Cost $40,503,351)(a)	44,783,771
	Other assets less liabilities – 3.0%	1,394,153

	Net Assets – 100.0%	$46,177,924

(†)	Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and subadviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Equity securities (including closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange or market where traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used

Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) and unlisted equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service using market information, transactions for comparable securities and various relationships between securities, if available, or bid prices obtained from broker-dealers.

Broker-dealer bid prices may be used to value debt and equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Short-term obligations (purchased with an original or remaining maturity of sixty days or less) are valued at amortized cost (which approximates market value).

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information (Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):

At August 31, 2014, the net unrealized appreciation on investments based on a cost of $40,503,351 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$4,670,501
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(390,081)

Net unrealized appreciation	$4,280,420

(b)	Non-income producing security.
(c)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of August 31, 2014, the Fund had investments in repurchase agreements for which the value of the related collateral exceeded the value of the repurchase agreement.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•	Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•	Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund’s investments as of August 31, 2014, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$44,535,568	$—	$—	$44,535,568
Short-Term Investments	—	248,203	—	248,203

Total	$44,535,568	$248,203	$—	$44,783,771

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the period ended August 31, 2014, there were no transfers among Levels 1, 2 and 3.

Industry Summary at August 31, 2014 (Unaudited)

Internet Software & Services	10.3%
Aerospace & Defense	10.3
Oil, Gas & Consumable Fuels	6.4
Diversified Financial Services	6.0
Health Care Providers & Services	5.7
Software	5.6
Pharmaceuticals	4.8
Insurance	4.7
Food & Staples Retailing	4.7
Machinery	4.5
Banks	4.5
Textiles, Apparel & Luxury Goods	4.2
Energy Equipment & Services	4.0
IT Services	3.5
Semiconductors & Semiconductor Equipment	3.2
Beverages	3.2
Specialty Retail	2.8
Consumer Finance	2.5
Chemicals	2.0
Health Care Equipment & Supplies	2.0
Metals & Mining	1.6
Short-Term Investments	0.5

Total Investments	97.0
Other assets less liabilities	3.0

Net Assets	100.0%

ITEM 2.	CONTROLS AND PROCEDURES.

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS

(a)(1)	Certification for the Principal Executive Officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith.

(a)(2)	Certification for the Principal Financial Officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Natixis Funds Trust II

By:	/s/ David L. Giunta
Name:	David L. Giunta
Title:	President and Chief Executive Officer
Date:	October 20, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ David L. Giunta
Name:	David L. Giunta
Title:	President and Chief Executive Officer
Date:	October 20, 2014

By:	/s/ Michael C. Kardok
Name:	Michael C. Kardok
Title:	Treasurer
Date:	October 20, 2014